SCHEDULE OF REVENUES MAIN CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Revenue, Major Customer [Line Items]
Customer	$ 398	$ 436		$ 497
Customer A [Member]
Revenue, Major Customer [Line Items]
Customer	162	162		250
Customer B [Member]
Revenue, Major Customer [Line Items]
Customer		20	[1]	70
Customer C [Member]
Revenue, Major Customer [Line Items]
Customer	40
Customer D [Member]
Revenue, Major Customer [Line Items]
Customer		74
Customer E [Member]
Revenue, Major Customer [Line Items]
Customer		55
Customer F [Member]
Revenue, Major Customer [Line Items]
Customer		$ 46

[1]	Lower than 10%.